Payden GNMA Fund
1
Schedule of Investments
- January 31, 2026 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Mortgage Backed (121%
)
1,215,242 Fannie Mae-Aces 2016-M7, 2.50%, 9/25/26  $ 1,208
183,581 FHLMC Multifamily Structured Pass-Through
Certificates KF60, (U.S. Secured Overnight
Financing Rate Index 30day Average + 0.604%),
4.39%, 2/25/26 (a) 184
171,015 FHLMC Multifamily Structured Pass-Through
Certificates KF62, (U.S. Secured Overnight
Financing Rate Index 30day Average + 0.594%),
4.38%, 4/25/26 (a) 171
721,752 FHLMC Multifamily Structured Pass-Through
Certificates KF68, (U.S. Secured Overnight
Financing Rate Index 30day Average + 0.604%),
4.39%, 7/25/26 (a) 722
115,214 FHLMC Multifamily Structured Pass-Through
Certificates KF74, (1 mo. Secured Overnight
Financing Rate Index + 0.530%), 4.31%,
1/25/27 (a) 115
714,307 FHLMC Multifamily Structured Pass-Through
Certificates KS09, (U.S. Secured Overnight
Financing Rate Index 30day Average + 0.484%),
4.18%, 10/25/27 (a) 713
1,220,453 FHLMC Multifamily Structured Pass-Through
Certificates KF50, (U.S. Secured Overnight
Financing Rate Index 30day Average + 0.514%),
4.30%, 7/25/28 (a) 1,220
204,538 FHLMC Multifamily Structured Pass-Through
Certificates Q013, 6.26%, 5/25/50 (b) 205
641,529 FN 468110 , 5.29%, 5/01/26  640
964,555 FN AL6513 , 5.00%, 7/01/44  993
174,430 FN BM2007 30YR , 4.00%, 9/01/48  170
480,589 FN CB4211 30YR , 4.50%, 7/01/52  473
390,647 FN CB9019 30YR , 6.00%, 8/01/54  401
797,596 FN FS8791 30YR , 6.00%, 8/01/54  817
1,133,693 FN MA3238 30YR , 3.50%, 1/01/48  1,063
1,527,103 FN MA4918 30YR , 5.00%, 2/01/53  1,534
53,100 FNR FA 2007-110, (U.S. Secured Overnight
Financing Rate Index 30day Average + 0.734%),
4.43%, 12/25/37 (a) 53
828,743 FR RA7790 30YR , 5.00%, 8/01/52  835
638,338 FR SD8199 30YR , 2.00%, 3/01/52  520
788,839 Freddie Mac REMICS 5451, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 1.100%), 4.80%, 9/25/54 (a) 795
336,454 FRESB Mortgage Trust 2017-SB41, (U.S.
Secured Overnight Financing Rate Index 30day
Average + 0.814%), 4.60%, 9/25/37 (a) 336
114,753 G2 3711 30YR , 5.50%, 5/20/35  119
91,002 G2 3772 30YR , 5.00%, 10/20/35  93
189,590 G2 3785 30YR , 5.00%, 11/20/35  194
226,714 G2 4802 30YR , 5.00%, 9/20/40  233
777,744 G2 4853 30YR , 4.00%, 11/20/40  758
285,918 G2 5083 30YR , 5.00%, 6/20/41  294
916,111 G2 5115 30YR , 4.50%, 7/20/41  919
781,732 G2 5258 30YR , 3.50%, 12/20/41  740
414,484 G2 770239 30YR , 4.00%, 2/20/42  401
387,526 G2 785023 15YR , 3.00%, 5/20/34  379
1,146,506 G2 785219 30YR , 2.00%, 12/20/50  946
405,515 G2 785289 ARM , (1 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
1.500%), 5.27%, 12/20/47 (a) 414
Principal
or Shares Security Description
Value
(000)
1,029,362 G2 785524 ARM , (1 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
1.535%), 5.48%, 12/20/41 (a) $ 1,049
22,567 G2 80029 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
5.63%, 1/20/27 (a) 23
50,344 G2 80052 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
5.63%, 3/20/27 (a) 50
34,714 G2 80059 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
5.63%, 4/20/27 (a) 35
94,681 G2 80074 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
5.63%, 5/20/27 (a) 95
247,964 G2 80152 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
5.63%, 1/20/28 (a) 248
67,358 G2 80154 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
5.63%, 1/20/28 (a) 67
102,409 G2 80169 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
5.63%, 2/20/28 (a) 102
174,890 G2 80184 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
5.63%, 4/20/28 (a) 176
231,183 G2 80319 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
5.38%, 9/20/29 (a) 232
269,764 G2 80637 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
5.38%, 9/20/32 (a) 271
556,135 G2 80795 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
4.75%, 12/20/33 (a) 569
219,216 G2 80826 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
5.63%, 2/20/34 (a) 223
352,506 G2 80835 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
5.63%, 2/20/34 (a) 358
342,056 G2 81282 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
5.63%, 3/20/35 (a) 348
350,725 G2 82074 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
5.63%, 5/20/38 (a) 355
195,805 G2 82107 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
5.38%, 7/20/38 (a) 200
424,061 G2 82457 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
5.63%, 1/20/40 (a) 433
246,465 G2 82463 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
5.63%, 1/20/40 (a) 252
27,710 G2 83031 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
5.75%, 1/20/42 (a) 28
33,326 G2 8991 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
4.75%, 10/20/26 (a) 33

Payden Mutual Funds
Payden GNMA Fund
continued
Principal
or Shares Security Description
Value
(000)
685,782 G2 AY5132 , 3.25%, 7/20/37  $ 654
822,000 G2 AY5138 , 3.25%, 12/20/37  784
117,014 G2 MA0312 , 3.50%, 8/20/42  107
145,954 G2 MA0387 , 3.50%, 9/20/42  133
1,079,385 G2 MA0698 30YR , 3.00%, 1/20/43  1,001
980,725 G2 MA1012 30YR , 3.50%, 5/20/43  929
868,868 G2 MA1089 30YR , 3.00%, 6/20/43  805
851,686 G2 MA1520 30YR , 3.00%, 12/20/43  788
792,064 G2 MA2304 30YR , 4.00%, 10/20/44  767
718,256 G2 MA2522 30YR , 4.00%, 1/20/45  695
434,874 G2 MA2767 ARM , (1 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
1.500%), 5.50%, 4/20/45 (a) 445
348,747 G2 MA3454 30YR , 3.50%, 2/20/46  328
1,106,844 G2 MA3662 30YR , 3.00%, 5/20/46  1,015
681,419 G2 MA3663 30YR , 3.50%, 5/20/46  641
1,272,160 G2 MA3735 30YR , 3.00%, 6/20/46  1,164
548,355 G2 MA3936 30YR , 3.00%, 9/20/46  503
461,977 G2 MA4069 30YR , 3.50%, 11/20/46  434
557,631 G2 MA4195 30YR , 3.00%, 1/20/47  511
347,129 G2 MA4197 30YR , 4.00%, 1/20/47  335
537,808 G2 MA4262 30YR , 3.50%, 2/20/47  506
697,140 G2 MA4321 30YR , 3.50%, 3/20/47  655
387,873 G2 MA4322 30YR , 4.00%, 3/20/47  375
928,574 G2 MA4382 30YR , 3.50%, 4/20/47  873
285,183 G2 MA4510 30YR , 3.50%, 6/20/47  269
617,403 G2 MA4719 30YR , 3.50%, 9/20/47  579
451,757 G2 MA4962 30YR , 3.50%, 1/20/48  423
1,016,884 G2 MA5265 30YR , 4.50%, 6/20/48  1,012
1,686,610 G2 MA6473 30YR , 2.50%, 2/20/50  1,468
503,371 G2 MA6709 30YR , 2.50%, 6/20/50  437
1,981,907 G2 MA6818 30YR , 2.00%, 8/20/50  1,652
1,221,710 G2 MA6930 30YR , 2.00%, 10/20/50  1,018
1,750,213 G2 MA6931 30YR , 2.50%, 10/20/50  1,521
1,811,145 G2 MA7051 30YR , 2.00%, 12/20/50  1,509
1,949,050 G2 MA7367 30YR , 2.50%, 5/20/51  1,691
709,842 G2 MA7471 30YR , 2.00%, 7/20/51  591
1,249,820 G2 MA7472 30YR , 2.50%, 7/20/51  1,084
698,666 G2 MA7473 30YR , 3.00%, 7/20/51  632
2,108,774 G2 MA7533 30YR , 2.00%, 8/20/51  1,756
944,259 G2 MA7535 30YR , 3.00%, 8/20/51  854
2,171,786 G2 MA7589 30YR , 2.50%, 9/20/51  1,884
2,131,392 G2 MA7648 30YR , 2.00%, 10/20/51  1,775
1,715,429 G2 MA7705 30YR , 2.50%, 11/20/51  1,488
899,003 G2 MA7706 30YR , 3.00%, 11/20/51  813
1,551,231 G2 MA7767 30YR , 2.50%, 12/20/51  1,345
744,085 G2 MA7768 30YR , 3.00%, 12/20/51  674
1,474,594 G2 MA7881 30YR , 2.50%, 2/20/52  1,279
364,085 G2 MA7882 30YR , 3.00%, 2/20/52  329
1,963,066 G2 MA7987 30YR , 2.50%, 4/20/52  1,703
725,932 G2 MA7990 30YR , 4.00%, 4/20/52  693
733,594 G2 MA8097 30YR , 2.50%, 6/20/52  636
781,808 G2 MA8146 30YR , 2.00%, 7/20/52  652
764,577 G2 MA8200 30YR , 4.00%, 8/20/52  730
384,551 G2 MA8266 30YR , 3.50%, 9/20/52  357
959,215 G2 MA8570 30YR , 5.50%, 1/20/53  971
1,250,332 G2 MA8648 30YR , 5.50%, 2/20/53  1,271
721,837 G2 MA8948 30YR , 5.50%, 6/20/53  734
1,528,419 G2 MA9726 30YR , 6.00%, 6/20/54  1,567
361,839 G2 MA9779 30YR , 5.50%, 7/20/54  367
1,287,211 G2 MB0026 30YR , 5.50%, 11/20/54  1,305
1,700,000 G2SF , 3.50%, 2/20/5630YR TBA (c) 1,558
2,700,000 G2SF , 4.50%, 2/20/5630YR TBA (c) 2,637
4,400,000 G2SF , 5.00%, 2/20/5630YR TBA (c) 4,400
Principal
or Shares Security Description
Value
(000)
5,010,000 G2SF , 5.50%, 2/20/5630YR TBA (c) $ 5,065
5,530,000 G2SF , 6.00%, 2/20/5630YR TBA (c) 5,657
1,030,000 G2SF , 6.50%, 2/20/5630YR TBA (c) 1,065
5,059 GN 455989 , 5.00%, 7/15/26  5
16,738 GN 558954 , 5.25%, 5/15/29  17
162,481 GN 558956 , 4.50%, 6/15/29  163
82,718 GN 605099 30YR , 5.50%, 3/15/34  85
197,389 GN 616826 30YR , 5.50%, 1/15/35  203
436,877 GN 710868 30YR , 5.50%, 9/15/39  456
109,262 GN 728153 , 5.50%, 10/15/29  111
31,751 GN 728159 , 5.25%, 11/15/29  32
83,283 GN 781810 30YR , 5.50%, 10/15/34  86
735,546 GNR 2009-22 FA 2009-22, (1 mo. Term
Secured Overnight Financing Rate + 0.844%),
4.52%, 4/20/39 (a) 739
226,396 GNR AF 2012-18, (1 mo. Term Secured
Overnight Financing Rate + 0.414%), 4.09%,
2/20/38 (a) 226
394,288 GNR F 2004-56, (1 mo. Term Secured
Overnight Financing Rate + 0.514%), 4.19%,
6/20/33 (a) 394
78,811 GNR FA 2001-35, (1 mo. Term Secured
Overnight Financing Rate + 0.364%), 4.04%,
8/16/31 (a) 79
153,460 GNR FB 2007-76, (1 mo. Term Secured
Overnight Financing Rate + 0.614%), 4.29%,
11/20/37 (a) 153
418,329 GNR FB 2008-11, (1 mo. Term Secured
Overnight Financing Rate + 0.714%), 4.39%,
2/20/38 (a) 418
220,155 GNR FC 2003-71, (1 mo. Term Secured
Overnight Financing Rate + 0.614%), 4.29%,
7/20/33 (a) 220
360,435 GNR FC 2007-54, (1 mo. Term Secured
Overnight Financing Rate + 0.374%), 4.05%,
9/20/37 (a) 357
683,719 GNR FC 2018-91, (1 mo. Term Secured
Overnight Financing Rate + 0.414%), 4.11%,
7/20/48 (a) 669
217,850 GNR FG 2004-86, (1 mo. Term Secured
Overnight Financing Rate + 0.514%), 4.19%,
7/20/34 (a) 218
289,869 GNR FH 2004-59, (1 mo. Term Secured
Overnight Financing Rate + 0.364%), 4.04%,
8/16/34 (a) 290
120,285 GNR FH 2008-2, (1 mo. Term Secured
Overnight Financing Rate + 0.564%), 4.24%,
1/20/38 (a) 120
506,045 GNR FJ 2019-6, (1 mo. Term Secured Overnight
Financing Rate + 0.514%), 4.19%, 1/20/49 (a) 496
369,708 GNR FK 2006-60, (1 mo. Term Secured
Overnight Financing Rate + 0.314%), 3.99%,
11/20/36 (a) 367
223,375 GNR LF 2011-153, (1 mo. Term Secured
Overnight Financing Rate + 0.364%), 4.04%,
7/16/41 (a) 220
518,612 GNR UF 2008-67, (1 mo. Term Secured
Overnight Financing Rate + 0.564%), 4.24%,
6/20/38 (a) 519
Total Mortgage Backed (Cost - $104,526)
102,347
Investment Company (4%
)
3,057,552 Payden Cash Reserves Money Market Fund *
(Cost - $3,058)
3,058

Principal
or Shares Security Description
Value
(000)
Purchase Options  (0%
)
Total Purchase Options (Cost - $27) $ 1
Total Investments (Cost - $107,611) (125%)
105,406
Liabilities in excess of Other Assets (-25%)
(20,963)
Net Assets (100%) $ 84,443
* Affiliated investment.
(a) Floating rate security. The rate shown reflects the rate in effect at January
31, 2026.
(b) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(c) Security was purchased on a delayed delivery basis.
Purchase Options
Description
Number of
Contracts
Notional
Amount
(000s)
Exercise
Price
Maturity
Date
Value
(000s) Call/Put
Exchange Traded Options Purchase - 0.0%
U.S. 10YR Note 40 $ 125 $ 115 02/20/2026 $1 Call
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Depreciation
(000s)
Long Contracts:
U.S. Treasury 10-Year Note Future 33 Mar-26 $ 3,690 $ (45) $ (45)